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                         VAN KAMPEN SERIES FUND, INC.,
                            ON BEHALF OF ITS SERIES,
                         VAN KAMPEN EQUITY GROWTH FUND

                   SUPPLEMENT DATED DECEMBER 11, 2007 TO THE
          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                            DATED OCTOBER 31, 2007,
                AS PREVIOUSLY SUPPLEMENTED ON NOVEMBER 20, 2007
                                    AND THE
                           CLASS I SHARES PROSPECTUS
                             DATED OCTOBER 31, 2007

     1) The second sentence of the second paragraph of the sub-section entitled "RISK/RETURN SUMMARY -- PRINCIPAL INVESTMENT STRATEGIES" is hereby deleted and replaced with the following:

     The Fund may invest up to 35% of its total assets in securities of foreign issuers.

     2) The first sentence of the first paragraph of the sub-section entitled "INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS -- RISKS OF INVESTING IN SECURITIES OF FOREIGN ISSUERS" is hereby deleted and replaced with the following:

     The Fund may invest up to 35% of its total assets in securities of foreign issuers.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    EQGSPT 12/07